Note 14 - Stock-based Compensation - Options Exercised (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Number of options exercised (in shares)	586,245
Aggregate fair value	$ 58,354	$ 33,616
Share-Based Payment Arrangement, Option [Member]
Number of options exercised (in shares)	586,245
Aggregate fair value	$ 100,654
Intrinsic value	42,300
Amount of cash received	$ 58,354